Public Offering - Reconciliation of Class A Common Stock (Details) - USD ($)		5 Months Ended	6 Months Ended
	Jan. 22, 2021	Dec. 31, 2020	Jun. 30, 2021
Class Of Stock [Line Items]
Gross proceeds	$ 450,000,000		$ 450,000,000
Class A shares issuance costs		$ (131,686)	(613,020)
Contingently redeemable Class A Common Stock			450,000,000
Class A Common Stock | Initial Public Offering
Class Of Stock [Line Items]
Gross proceeds			450,000,000
Class A shares issuance costs			(24,444,879)
Accretion of carrying value to redemption value			(40,734,879)
Contingently redeemable Class A Common Stock			450,000,000
Class A Common Stock | Initial Public Offering | Public Warrants
Class Of Stock [Line Items]
Proceeds allocated to public warrants			$ (16,290,000)